UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.2%

Security	Principal Amount (000’s omitted)	Value
Education — 6.6%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.71%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,009,480
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	2,000	1,976,040
University of North Carolina at Chapel Hill, 1.312%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,478,660
West Virginia University, 2.24%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,501,080

		$19,965,260

Electric Utilities — 5.9%
California Municipal Finance Authority, (Anaheim System District), 2.06%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$3,300	$3,300,066
Long Island Power Authority, NY, Electric System Revenue, 1.603%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	8,000	8,006,480
Oklahoma Municipal Power Authority, 2.51%, (SIFMA + 0.80%), 8/1/18 (Put Date), 1/1/23(1)	1,135	1,135,216
San Antonio, TX, Electric and Gas Systems Revenue, 2.00%, 12/1/18 (Put Date), 12/1/27	3,500	3,508,540
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,997,240

		$17,947,542

General Obligations — 17.4%
Bethlehem Area School District Authority, PA, 1.585%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,985	$7,950,185
California, 1.63%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,000	3,020,400
California, 1.79%, (70% of 1 mo. USD LIBOR + 0.83%), 12/3/18 (Put Date), 12/1/29(1)	4,300	4,310,621
Connecticut, 2.34%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,002,060
Connecticut, 2.46%, (SIFMA + 0.75%), 3/1/21(1)	275	274,992
Connecticut, 2.73%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,021,720
Everett, WA, 2.11%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,405	1,407,951
Illinois, 5.00%, 1/1/18	1,000	1,000,000
Illinois, 5.00%, 11/1/19	3,000	3,119,970
Illinois, Series 2015B, 5.00%, 11/1/18	1,500	1,529,370
Illinois, Series 2017A, 5.00%, 11/1/18	3,000	3,058,740
Manheim Township School District, PA, 1.395%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,399,966
Massachusetts, 1.382%, (67% of 3 mo. USD LIBOR + 0.46%), 11/1/18(1)	1,500	1,500,240
Massachusetts, 2.31%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,535,475
Mississippi, 1.242%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	3,000	2,981,670
New York, NY, 2.29%, (SIFMA + 0.58%), 8/1/27(1)	2,000	2,002,360
Texas, (Texas Transportation Commission), 2.09%, (SIFMA + 0.38%), 10/1/18 (Put Date), 10/1/41(1)	4,500	4,502,115
Waxahachie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,500	1,463,025

		$53,080,860

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 16.8%
Allen County, OH, (Mercy Health), 2.46%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,550
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.875%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,002,290
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.462%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	7,935	7,937,380
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.66%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	7,400	7,383,794
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.12%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,018,460
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.29%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,002,850
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 2.81%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,749,983
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.13%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	10,000,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.26%, (SIFMA + 0.55%), 1/30/18 (Put Date), 7/1/38(1)	1,955	1,955,665
Michigan Finance Authority, (McLaren Health Care), 1.663%, (68% of 1 mo. USD LIBOR + 0.60%), 10/15/18 (Put Date), 10/15/30(1)	920	920,359
Michigan Finance Authority, (McLaren Health Care), 1.813%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	1,250	1,254,750
Michigan Finance Authority, (Trinity Health Credit Group), 1.588%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,072,460
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.652%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	2,790	2,790,418
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.71%, (SIFMA+ 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	2,986,110

		$51,325,069

Industrial Development Revenue — 3.8%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,007,430
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	165	164,855
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,514,010
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.46%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,021,690

		$11,707,985

Insured-General Obligations — 0.9%
Allegheny County, PA, (AGM), 1.472%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$2,885	$2,830,560

		$2,830,560

Insured-Transportation — 0.4%
Metropolitan Transportation Authority, NY, (AGM), 1.619%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	$1,250	$1,255,675

		$1,255,675

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 1.6%
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.737%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$4,987,400

		$4,987,400

Lease Revenue/Certificates of Participation — 0.7%
New Jersey Economic Development Authority, (School Facilities Construction), 3.26%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,974,620

		$1,974,620

Other Revenue — 8.3%
California Infrastructure and Economic Development Bank, (Museum Associates), 1.748%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	$3,000	$3,000,000
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.406%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,497,635
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.532%, (67% of 1 mo. USD LIBOR + 0.62%), 8/1/19(1)	1,700	1,697,229
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.632%, (67% of 1 mo. USD LIBOR + 0.72%), 8/1/19 (Put Date), 5/1/38(1)	4,105	4,108,489
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.662%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	6,000	5,996,580
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.148%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	1,999,860
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.76%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	3,000	3,007,950

		$25,307,743

Senior Living/Life Care — 0.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$475,623

		$475,623

Special Tax Revenue — 1.0%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 2.08%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	$3,000	$3,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	60,001
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	90	63,192

		$3,125,193

Transportation — 27.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.485%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$8,500	$8,527,625
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.31%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	3,500	3,515,890
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.41%, (SIFMA + 0.70%), 10/1/19 (Put Date), 4/1/47(1)	1,000	1,004,510
Denver City and County, CO, Airport System Revenue, 1.813%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	8,675	8,702,239
E-470 Public Highway Authority, CO, 1.95%, (67% of 1 mo. USD LIBOR + 0.90%), 9/1/19 (Put Date), 9/1/39(1)	3,500	3,510,220

3

Security	Principal Amount (000’s omitted)	Value
Harris County, TX, Toll Road Revenue, 2.41%, (SIFMA + 0.70%), 8/15/18 (Put Date), 8/15/21(1)	$2,500	$2,501,675
Kansas Department of Transportation, 1.312%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	5,000	4,990,000
Metropolitan Transportation Authority, NY, 1.392%, (67% of 1 mo. USD LIBOR + 0.48%), 11/1/18 (Put Date), 11/1/26(1)	1,500	1,500,090
Metropolitan Transportation Authority, NY, 1.612%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,000,190
Metropolitan Transportation Authority, NY, 2.29%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,000	3,003,420
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.71%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	6,970,670
New Jersey Turnpike Authority, 1.432%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,001,960
New Jersey Turnpike Authority, 1.553%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,011,100
New Jersey Turnpike Authority, 2.26%, (SIFMA + 0.55%), 1/1/18(1)	5,000	5,000,000
North Texas Tollway Authority, 2.38%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	5,600	5,616,520
North Texas Tollway Authority, 2.51%, (SIFMA + 0.80%), 1/1/19 (Put Date), 1/1/50(1)	5,000	5,010,950
Pennsylvania Turnpike Commission, 2.31%, (SIFMA + 0.60%), 12/1/18(1)	1,500	1,502,340
Pennsylvania Turnpike Commission, 2.59%, (SIFMA + 0.88%), 12/1/20(1)	685	692,220
Pennsylvania Turnpike Commission, 2.69%, (SIFMA+ 0.98%), 12/1/21(1)	1,850	1,883,097
Pennsylvania Turnpike Commission, 2.98%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,497,848
Triborough Bridge and Tunnel Authority, NY, 1.612%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	5,945	5,977,579

		$83,420,143

Water and Sewer — 7.3%
California Department of Water Resources, (Central Valley Project), 2.08%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$10,000	$10,009,900
Louisiana Local Government Environmental Facilities and Community Development Authority, (East Baton Rouge Sewerage Commission), 1.666%, (70% of 1 mo. USD LIBOR + 0.70%), 8/1/18 (Put Date), 2/1/49(1)	4,500	4,501,215
Metropolitan Water District of Southern California, 1.76%, (SIFMA + 0.05%), 7/18/18 (Put Date), 7/1/37(1)	500	500,000
Riverside, CA, Water System Revenue, 2.34%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	7,270	7,270,872

		$22,281,987

Total Tax-Exempt Municipal Securities — 98.2% (identified cost $299,589,645)		$299,685,660

Other Assets, Less Liabilities — 1.8%		$5,435,846

Net Assets — 100.0%		$305,121,506

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	17.0%
Others, representing less than 10% individually	81.2%

4

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 3.0% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $164,855 or 0.1% of the Fund’s net assets.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$299,685,660	$—	$299,685,660
Total Investments	$—	$299,685,660	$—	$299,685,660

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$215,109
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,674,760
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	304,075
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,967,697

		$6,161,641

Education — 4.5%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$112,496
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,363
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	526,545
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	273,598
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	368,435
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	340,755
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	767,536
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	223,342
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	455,140
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,113,980
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/23	1,400	1,622,250
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/24	1,110	1,309,645
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	2,961,117
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,616,960
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,836,560
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	550,040
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	559,140
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	595,529
University of California, Series Q, 5.00%, 5/15/21	20	20,251
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,008,667
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,380,483
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	751,626
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	635,387

		$25,174,845

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 6.8%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,620,978
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,616,357
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,094,360
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,242,395
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,125,910
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,944,218
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,757,735
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,506,150
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,184,960
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,397,120
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,853,376
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,453,039
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	4,165	4,390,785

		$38,187,383

Escrowed/Prerefunded — 5.9%
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	$3,860	$4,007,606
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), Prerefunded to 6/1/19, 5.00%, 6/1/21	3,000	3,143,880
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,374,560
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/22	1,250	1,315,175
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	965	995,098
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,159,652
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/20	525	543,071
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	550	550,000
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	225	232,180
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	25,798
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,632,000
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,045,560
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	785,617
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,785	1,863,344
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	5,056,501
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,065,050

		$32,795,092

General Obligations — 10.7%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 0.00%, 6/15/24	$1,500	$1,737,600
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 0.00%, 6/15/25	1,000	1,180,570

Security	Principal Amount (000’s omitted)	Value
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$1,321,661
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	722,289
Chester County, PA, 5.00%, 7/15/28	325	341,871
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,136,380
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,683,514
Illinois, 5.00%, 2/1/23	5,000	5,355,600
Illinois, 5.00%, 2/1/25	4,000	4,352,240
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	496,183
Kentwood Public Schools, MI, 4.00%, 5/1/23	950	1,042,520
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,638,420
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,350,417
Massachusetts, 5.00%, 8/1/23	7,500	8,781,150
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	4,097,666
Millcreek Township School District, PA, 5.00%, 9/15/25	500	576,335
New York, NY, 5.00%, 8/1/24	2,000	2,374,460
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/23	2,095	2,432,106
Oregon, 5.00%, 5/1/28	500	614,100
Oregon, 5.00%, 5/1/29	1,000	1,223,050
Oregon, 5.00%, 8/1/29	500	613,710
Oregon, 5.00%, 11/1/30	1,370	1,662,728
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,353,262
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,132,380
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,628,728

		$59,848,940

Hospital — 9.6%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$507,930
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	511,525
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,146,990
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	329,277
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	206,887
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	508,865
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	521,930
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	2,788,896
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,111,320
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	761,957
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	576,903
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	377,442
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,626,358
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,483,787
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	532,813
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,115,780
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	566,235
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,063,960
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/29	3,200	3,791,744

Security	Principal Amount (000’s omitted)	Value
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	$750	$787,012
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,892,371
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,701,525
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	695,741
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	833,614
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,121,020
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,583,719
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,110,420
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	1,500	1,730,490
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	1,200	1,386,960
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,828,675
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,013,685
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,035,727
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,161,490
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,034,881
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,183,090
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,925,918
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	498,374
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	361,778
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	393,611
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	538,705
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	272,088
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	313,420
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,017,519
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	262,783
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,839,512
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	970	1,137,936
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	747,513
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,422,925

		$53,363,101

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$465,883
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	374,220

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	$270	$289,391
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	382,061
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	396,289
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,454,355
Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	550	550,253
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	78,850

		$3,991,302

Industrial Development Revenue — 5.4%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,889,467
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,927,959
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	2,300	2,297,976
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,922,347
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	3,005,400
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	1,880	1,878,646
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	519,190
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,351,360
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,017,390
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,664,180
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,705,600

		$30,179,515

Insured-Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$315	$317,347

		$317,347

Insured-Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$570,250
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,256,214
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,909,007

		$8,735,471

Insured-Electric Utilities — 0.6%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,307,228
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	508,715
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,297,714

		$3,113,657

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.9%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$1,029,488
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,087,081
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,144,990
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	16,294
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,843,684

		$5,121,537

Insured-General Obligations — 10.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$293,855
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,127,210
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,302,715
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,586,547
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,704,541
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	767,137
Freehold Regional High School District, NJ, (NPFG), 5.00%, 3/1/18	100	100,580
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	997,034
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,925,740
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,178,836
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	717,388
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,870,489
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,546,977
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,050,159
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,222,468
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,555,750
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,054,610
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,108,900
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,931,748
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,267,540
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,743,080
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,073,300
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,961,429

		$59,088,033

Insured-Hospital — 0.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$307,370
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,415	1,254,497

		$1,561,867

Insured-Other Revenue — 0.0%(3)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$174,834

		$174,834

Insured-Special Tax Revenue — 2.8%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,229,300
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,977,510
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,634,100
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,144,840
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,510,407

		$15,496,157

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,705	$1,792,245

		$1,792,245

Insured-Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,438,850
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,758,383
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	679,367

		$7,876,600

Insured-Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$545,770
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,438,400
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,226,469
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,723,600

		$10,934,239

Lease Revenue/Certificates of Participation — 1.1%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$543,115
California State Public Works Board, 5.00%, 11/1/26	2,725	3,188,877
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	549,750
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,661,865

		$5,943,607

Other Revenue — 1.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,376,160
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,742,385
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	250	304,753
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	303,363
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,179,900
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	300,000
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.662%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(5)	400	399,772
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	826,005
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	280	280,599
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	755,905
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	670,871
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,149,180

		$9,288,893

Senior Living/Life Care — 4.5%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	$700	$700,196
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(1)	700	700,336
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,999,644

Security	Principal Amount (000’s omitted)	Value
Howard County, MD, (Vantage House), 5.00%, 4/1/21	$335	$347,593
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.303%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(5)	1,300	1,302,262
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,233,367
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	381,422
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	741,629
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	614,669
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	798,575
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	492,019
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,111,252
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,373,828
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	65	66,182
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	399,039
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,010,230
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,297,367
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,473,909
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,548,035
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	978,598
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,324,917
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(1)	3,420	3,390,519

		$25,285,588

Special Tax Revenue — 6.3%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,718,420
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,156,382
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	669,300
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	889,005
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,608,025
Michigan Trunk Line, 5.00%, 11/15/23	600	668,298
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,225,213
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,224,500
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,666,020
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(2)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	375	375,010
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,639,040
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,326,566
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	596,303
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	337,482
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	390,845
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,120,880

Security	Principal Amount (000’s omitted)	Value
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(2)	$275	$27,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/15(2)	276	192,902
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,216,109
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	3,130	3,133,036

		$35,180,836

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,035	$7,043,090
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,134,260
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,046,840

		$9,224,190

Transportation — 15.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$915,684
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	563,768
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	521,610
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,650,786
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,153,481
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,520,566
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	542,325
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,552,360
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,033,591
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	919,562
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,479,855
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,642,283
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,174,416
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,279,625
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,960,469
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	499,763
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	539,680
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,984,850
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,053,327
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,482,062
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,358,140
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	3,065,550
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,440,450
Metropolitan Washington Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,000	5,144,000
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	2,000	2,030,900
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/28	2,500	2,536,675
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	4,000	3,966,320
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	1,007,185
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,502,350
North Texas Tollway Authority, (Dallas North Tollway System), 6.00%, 1/1/23	935	977,038
North Texas Tollway Authority, (Dallas North Tollway System), Prerefunded to 1/1/19, 6.00%, 1/1/23	4,065	4,242,803

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	$1,000	$1,111,550
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	988,425
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,141,160
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,097,770
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	8,566,470
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	367,250
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,367,911

		$88,382,010

Water and Sewer — 0.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,123,650
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,097,990
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,087,940

		$3,309,580

Total Tax-Exempt Municipal Securities — 96.9% (identified cost $519,063,618)		$540,528,510

Taxable Municipal Securities — 3.3%
Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,154	$2,153,939

		$2,153,939

Other Revenue — 0.0%(3)
Otero County, NM, Jail Project Revenue, 8.75%, 4/1/18	$115	$114,993

		$114,993

Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,281,655

		$3,281,655

Special Tax Revenue — 2.1%
New York Urban Development Corp., Personal Income Tax Revenue, 2.90%, 3/15/21	$11,500	$11,681,700

		$11,681,700

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,136,663

		$1,136,663

Total Taxable Municipal Securities — 3.3% (identified cost $18,357,402)		$18,368,950

Total Investments — 100.2% (identified cost $537,421,020)		$558,897,460

Other Assets, Less Liabilities — (0.2)%		$(1,217,679)

Net Assets — 100.0%		$557,679,781

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	11.1%
Pennsylvania	10.0%
Others, representing less than 10% individually	79.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.7% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $14,563,335 or 2.6% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest and/or principal payments.

(3)	Amount is less than 0.05%.

(4)	Security is in default and making only partial interest payments.

(5)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$540,528,510	$—	$540,528,510
Taxable Municipal Securities	—	18,368,950	—	18,368,950
Total Investments	$—	$558,897,460	$—	$558,897,460

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Opportunities Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
New York Environmental Facilities Corp., 4.00%, 8/15/32	$130	$143,861
New York Environmental Facilities Corp., Green Bonds, 5.00%, 2/15/23	150	174,556
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/38	1,000	1,207,380

		$1,525,797

Cogeneration — 0.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$365	$365,161

		$365,161

Education — 11.7%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$354,309
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	387,542
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	233,716
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25	775	900,341
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	1,006,785
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,067,333
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,027,045
Monroe County Industrial Development Corp., (University of Rochester), 4.00%, 7/1/43	310	334,648
Monroe County Industrial Development Corp., (University of Rochester), 5.00%, 7/1/26	425	523,404
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	286,738
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	506,060
New York Dormitory Authority, (New York University), 5.00%, 7/1/23	1,200	1,402,080
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	534,170
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/39	1,000	1,157,920

		$9,722,091

Electric Utilities — 3.5%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/26	$500	$607,205
Utility Debt Securitization Authority, 5.00%, 12/15/23	1,000	1,128,810
Utility Debt Securitization Authority, 5.00%, 6/15/26	1,000	1,179,780

		$2,915,795

Escrowed/Prerefunded — 1.0%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$800	$826,448

		$826,448

General Obligations — 12.9%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,110,192
Livingston County, 4.50%, 5/1/23	500	557,280
Long Beach City School District, 4.00%, 5/1/24	1,000	1,134,840
Nassau County, 5.00%, 10/1/26	1,000	1,203,070
New York, 4.00%, 8/1/34	550	606,072

1

Security	Principal Amount (000’s omitted)	Value
New York, 5.00%, 3/1/24	$1,000	$1,172,090
New York City, 5.00%, 8/1/24	1,000	1,083,660
Syracuse, 5.00%, 6/15/21	660	731,267
Syracuse, 5.00%, 6/15/22	765	867,824
Syracuse, 5.00%, 6/15/23	385	446,727
Syracuse, 5.00%, 6/15/24	490	579,836
Westchester County, 4.00%, 7/1/29	1,000	1,160,910

		$10,653,768

Hospital — 9.1%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	$1,000	$1,055,730
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	890,569
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,097,220
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	571,245
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,004,610
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/27	165	206,154
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.652%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	255	255,038
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	799,393
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	449,480
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	682,812
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	500	572,070

		$7,584,321

Housing — 4.4%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$357,000
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	359,802
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	100	118,522
New York City Housing Development Corp., 3.10%, 11/1/32	1,000	1,004,130
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	1,000	1,005,450
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/23	195	221,003
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	190,031
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	198,086
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	199,799

		$3,653,823

Industrial Development Revenue — 4.2%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,500	$1,502,700
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	883,260
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	535	534,615
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	550	550,324

		$3,470,899

2

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 4.9%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,538,258
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,213,963
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,200	1,338,744

		$4,090,965

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$1,899,694

		$1,899,694

Insured-Escrowed/Prerefunded — 0.1%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$50	$51,393

		$51,393

Insured-General Obligations — 4.5%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$116,089
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	730	792,787
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	560,955
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	833,843
Rockland County, (AGM), 5.00%, 3/1/23	250	284,100
Suffolk County, (AGM), 5.00%, 10/15/26	950	1,148,712

		$3,736,486

Insured-Special Tax Revenue — 5.5%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,427,389
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,094,980

		$4,522,369

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$500,000

		$500,000

Other Revenue — 3.7%
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.70% to 11/1/19 (Put Date), 11/1/31	$1,200	$1,191,000
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,037,880
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	553,122
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	322,203

		$3,104,205

Senior Living/Life Care — 6.2%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$896,963
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,678,910
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	787,395
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	555	565,256
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	643,231
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	549,055

		$5,120,810

3

Security	Principal Amount (000’s omitted)	Value
Solid Waste — 2.5%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,068,640

		$2,068,640

Special Tax Revenue — 5.8%
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	$1,900	$1,987,058
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	385	301,898
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,223,940
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	1,090	1,326,028

		$4,838,924

Transportation — 9.0%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/26	$225	$272,421
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	200	245,290
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/32	1,200	1,325,352
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/26	500	613,110
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	605	669,681
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	306,930
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,097,400
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	916,166
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,007,820
Triborough Bridge and Tunnel Authority, 1.612% (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	990	995,425

		$7,449,595

Water and Sewer — 2.6%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,032,190
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	1,000	1,095,540

		$2,127,730

Total Tax-Exempt Municipal Securities — 96.7% (identified cost $78,271,130)		$80,228,914

Taxable Municipal Securities — 5.3%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,911,440

		$1,911,440

Special Tax Revenue — 1.8%
New York Urban Development Corp., Personal Income Tax Revenue, 3.12%, 3/15/25	$1,500	$1,507,260

		$1,507,260

4

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$961,480

		$961,480

Total Taxable Municipal Securities — 5.3% (identified cost $4,529,992)		$4,380,180

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(2)(3)(4)	150	$429,777

Total Miscellaneous — 0.5% (identified cost $480,000)		$429,777

Total Investments — 102.5% (identified cost $83,281,122)		$85,038,871

Other Assets, Less Liabilities — (2.5)%		$(2,097,411)

Net Assets — 100.0%		$82,941,460

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 16.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $4,102,338 or 4.9% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

5

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$80,228,914	$—	$80,228,914
Taxable Municipal Securities	—	4,380,180	—	4,380,180
Miscellaneous	—	—	429,777	429,777
Total Investments	$—	$84,609,094	$429,777	$85,038,871

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 81.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.93%, (SIFMA + 0.22%), 12/1/20(1)	$1,000	$999,910

		$999,910

Education — 3.6%
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/21	$650	$719,908
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/22	1,000	1,133,400
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	391,739
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	677,010
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	528,828
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	208,118

		$3,659,003

Electric Utilities — 2.2%
Long Island Power Authority, NY, Electric System Revenue, 1.603%, (70% of 1 mo. USD LIBOR + 0.65%), 11/1/18 (Put Date), 5/1/33(1)	$500	$500,405
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	430,542
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	682,500
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	576,770

		$2,190,217

Escrowed/Prerefunded — 0.7%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$675	$696,053

		$696,053

General Obligations — 11.5%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/24	$1,000	$1,158,400
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,718
Chicago, IL, 5.00%, 12/1/22	1,000	1,058,480
Chicago, IL, 5.625%, 1/1/29	1,000	1,154,410
Dallas, TX, 5.00%, 2/15/23	1,000	1,123,440
Dallas, TX, 5.00%, 2/15/26	1,000	1,179,890
Honolulu City and County, HI, 2.02%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	1,000	1,000,120
Illinois, 0.00%, 8/1/18	275	270,449
Illinois, 0.00%, 8/1/20	265	242,082
Illinois, 0.00%, 8/1/21	200	176,094
Illinois, 5.00%, 1/1/19	120	122,725
Illinois, 5.00%, 1/1/20	750	779,422
Illinois, 5.00%, 2/1/22	370	393,225
Illinois, 5.00%, 6/1/22	265	282,673
Oyster Bay, NY, 2.50%, 6/1/18	500	500,310

1

Security	Principal Amount (000’s omitted)	Value
Oyster Bay, NY, 3.50%, 2/2/18	$1,000	$1,001,090
Union City, NJ, 5.00%, 11/1/23	1,000	1,135,340

		$11,598,868

Hospital — 10.7%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$450	$511,164
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	167,018
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	198,114
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.875%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,002,290
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.462%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	1,000	1,000,300
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,106,180
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	264,580
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,222,683
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,115,780
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	285,675
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	619,474
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	199,959
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	756,384
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,068,610
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.652%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	250	250,038
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,032,460

		$10,800,709

Housing — 3.0%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,099,320
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	559,615
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University), 4.00%, 4/1/23	1,295	1,396,476

		$3,055,411

Industrial Development Revenue — 4.2%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$500	$500,420
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 8/1/22 (Put Date), 2/1/36(2)	500	513,130
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75%, 12/2/19 (Put Date), 12/1/44(2)	805	804,421
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	800	832,616
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	500	600,445
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.46%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	1,000	1,002,410

		$4,253,442

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	$320	$311,376
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,640	1,519,755

2

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	$170	$167,603
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	325	320,418

		$2,319,152

Insured-General Obligations — 4.6%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$264,307
Boston, MA, (NPFG), 0.125%, 3/1/22	2,920	2,714,695
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	909,640
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	529,761
Puerto Rico, (AGC), 5.00%, 7/1/24	125	125,313
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	135,004

		$4,678,720

Insured-Special Tax Revenue — 0.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$430	$399,560

		$399,560

Insured-Transportation — 0.6%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	$645	$584,557

		$584,557

Other Revenue — 1.0%
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.76%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	$1,000	$1,002,650

		$1,002,650

Senior Living/Life Care — 19.5%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	$325	$345,183
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	310,897
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	342,244
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	471,813
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/18	215	215,000
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	203,840
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	216,880
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	312,906
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	315,255
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	500	500,500
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	500	549,220
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	575	575,219
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	1,015,551
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	291,299
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(2)	500	517,010
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(2)	515	541,600
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(2)	500	525,600
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(2)	400	419,072
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	575,014

3

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	$1,000	$1,091,640
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,272,737
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	750	754,350
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	500	502,875
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 2.70%, 1/1/22	1,100	1,100,319
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 3.30%, 1/1/23	1,500	1,500,870
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125%, 8/1/24 (Put Date), 8/1/47	1,000	1,003,690
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(2)	2,000	2,011,800
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	260,116
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	222,652
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,118,450
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	500	499,670

		$19,583,272

Special Tax Revenue — 1.1%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 2.08%, (SIFMA + 0.37%), 11/1/18 (Put Date), 11/1/28(1)	$500	$500,000
South Village Community Development District, FL, 2.00%, 5/1/18	290	290,278
South Village Community Development District, FL, 2.00%, 5/1/19	300	300,192

		$1,090,470

Student Loan — 2.1%
Connecticut Higher Education Supplement Loan Authority, (AMT), 4.00%, 11/15/18	$175	$177,882
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	550	588,742
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	827,790
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	528,580

		$2,122,994

Transportation — 9.9%
Denver City and County, CO, Airport System Revenue, 1.813%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	$480	$481,507
E-470 Public Highway Authority, CO, 2.098%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,012,540
Florida Development Finance Corp., (Brightline Passenger Rail), (AMT), 5.625% to 1/1/28 (Put Date), 1/1/47(2)	2,000	2,086,120
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,111,830
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,643,969
Oklahoma Turnpike Authority, (SPA: Royal Bank of Canada), 1.75%, 1/1/28(3)	700	700,000
Pennsylvania Turnpike Commission, 2.69%, (SIFMA+ 0.98%), 12/1/21(1)	2,150	2,188,464
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/22	300	333,675
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/23	350	395,983

		$9,954,088

Water and Sewer — 3.5%
California Department of Water Resources, (Central Valley Project), 2.08%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$500	$500,495

4

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank N.A.), 1.75%, 6/15/46(3)	$2,500	$2,500,000
Riverside, CA, Water System Revenue, 2.34%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	485	485,058

		$3,485,553

Total Tax-Exempt Municipal Securities — 81.9% (identified cost $81,228,531)		$82,474,629

Tax-Exempt Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.064%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$491	$497,453

Total Tax-Exempt Mortgage-Backed Securities — 0.5% (identified cost $491,238)		$497,453

Taxable Municipal Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.0%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.20%, 5/15/21	$975	$978,744
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	1,060	1,067,250

		$2,045,994

Special Tax Revenue — 2.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,290	$1,292,890
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	1,000	1,007,730

		$2,300,620

Total Taxable Municipal Securities — 4.3% (identified cost $4,325,000)		$4,346,614

Corporate Bonds & Notes — 1.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	$1,250	$1,251,661

5

Value
Total Corporate Bonds & Notes — 1.3% (identified cost $1,250,000)	$1,251,661

Total Investments — 88.0% (identified cost $87,294,769)	$88,570,357

Other Assets, Less Liabilities — 12.0%	$12,101,669

Net Assets — 100.0%	$100,672,026

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Massachusetts	12.8%
Others, representing less than 10% individually	75.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.5% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $11,622,094 or 11.5% of the Fund’s net assets.

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2017.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2017.

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$82,474,629	$—	$82,474,629
Tax-Exempt Mortgage-Backed Securities	—	497,453	—	497,453
Taxable Municipal Securities	—	4,346,614	—	4,346,614
Corporate Bonds & Notes	—	1,251,661	—	1,251,661
Total Investments	$—	$88,570,357	$—	$88,570,357

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018